Segment Information - Consolidated Statements of Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 322,921	$ 79,272	$ 16,034
Cost of care delivery	(289,672)	(67,254)	(19,810)
Other operating income (expense)	(400,754)	(173,042)	(156,548)
Change in fair value of warrant liabilities	27,811
Exchange gain / (loss)	868	(2,836)	17,075
Gain on sale of subsidiary	3,917
Gain on remeasurement of equity interest	10,495
Share of loss of equity-accounted investees	(2,602)	(1,124)
Segment EBITDA	(327,016)	(164,984)	(143,249)
Depreciation and amortization	(35,004)	(14,487)	(2,496)
Operating loss	(402,509)	(175,511)	(162,820)
Operating segment, excluding materially reconciling items
Disclosure of operating segments [line items]
Revenue	322,873	79,194	16,043
Operating segments
Disclosure of operating segments [line items]
Revenue	322,870	79,060	16,073
Cost of care delivery	(297,130)	(76,186)	(26,240)
Other operating income (expense)	(392,528)	(158,942)	(148,508)
Change in fair value of warrant liabilities	27,811
Exchange gain / (loss)	(265)	17,217	16,815
Gain on sale of subsidiary	2,687
Gain on remeasurement of equity interest	10,495
Share of loss of equity-accounted investees	(2,602)	(1,124)
Segment EBITDA	(328,662)	(139,975)	(141,860)
Reconciliation adjustments
Disclosure of operating segments [line items]
Revenue	51	212	(39)
Cost of care delivery	7,458	8,932	6,430
Other operating income (expense)	(8,226)	(14,100)	(8,040)
Exchange gain / (loss)	1,133	(20,053)	260
Gain on sale of subsidiary	1,230
Segment EBITDA	1,646	(25,009)	(1,389)
Unallocated amounts
Disclosure of operating segments [line items]
Revenue	48	78	(9)
Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	3	134	(30)
UK | Operating segment, excluding materially reconciling items
Disclosure of operating segments [line items]
Revenue	88,967	44,000	14,633
UK | Operating segments
Disclosure of operating segments [line items]
Revenue	91,172	45,194	18,714
Cost of care delivery	(41,542)	(34,600)	(25,707)
Other operating income (expense)	(114,975)	(127,762)	(119,895)
Exchange gain / (loss)	(1,844)	403	314
Segment EBITDA	(67,189)	(116,765)	(126,574)
UK | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	2,205	1,194	4,081
US | Operating segment, excluding materially reconciling items
Disclosure of operating segments [line items]
Revenue	232,296	32,226
US | Operating segments
Disclosure of operating segments [line items]
Revenue	228,332	29,132	(2,669)
Cost of care delivery	(253,998)	(34,381)	(160)
Other operating income (expense)	(105,602)	(27,190)	(23,273)
Exchange gain / (loss)	189	(246)	(83)
Share of loss of equity-accounted investees	(2,602)
Segment EBITDA	(133,681)	(32,685)	(26,185)
US | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	(3,964)	(3,094)	(2,669)
All other segments | Operating segment, excluding materially reconciling items
Disclosure of operating segments [line items]
Revenue	1,610	2,968	1,410
All other segments | Operating segments
Disclosure of operating segments [line items]
Revenue	3,366	4,734	28
Cost of care delivery	(1,590)	(7,205)	(373)
Other operating income (expense)	(171,951)	(3,990)	(5,340)
Change in fair value of warrant liabilities	27,811
Exchange gain / (loss)	1,390	17,060	16,584
Gain on sale of subsidiary	2,687
Gain on remeasurement of equity interest	10,495
Share of loss of equity-accounted investees		(1,124)
Segment EBITDA	(127,792)	9,475	10,899
All other segments | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	$ 1,756	$ 1,766	$ (1,382)